Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Income Tax [Line Items]
U.S. Federal Current	$ 15,334	$ 19,992	$ 12,259
U.S. Federal Deferred	29,537	40,435	24,507
U.S. Federal Total	44,871	60,427	36,766
U.S. State Current	(34,603)	(10)	2,854
U.S. State Deferred	(2,956)	(617)	2,454
U.S. State Total	(37,559)	(627)	5,308
Foreign Current	54,338	31,580	39,926
Foreign Deferred	(6,728)	(23,665)	4,152
Foreign Total	47,610	7,915	44,078
Consolidated Current	35,069	51,562	55,039
Deferred income taxes	19,853	16,153	31,113
Total	$ 54,922	$ 67,715	$ 86,152